General (Schedule Of Unaudited Pro Forma Condensed Results Of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
General [Abstract]
Revenues	$ 812,048	$ 722,926
Net income	$ 47,477	$ 20,218
Basic net earnings per share	$ 0.75	$ 0.32
Diluted net earnings per share	$ 0.74	$ 0.31